GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
GOODWILL
Schedule of changes in carrying value of goodwill by segment

	Existing home	New home	Home
	transaction	transaction	renovation
	services	services	and furnishing	Total
	RMB	RMB	RMB	RMB

	(in thousands)
Gross carrying value
As of December 31, 2023	1,563,761	1,691,080	3,223,997	6,478,838
Addition	37,628	—	—	37,628
Disposal	(20,463)	—	—	(20,463)
As of December 31, 2024	1,580,926	1,691,080	3,223,997	6,496,003
Disposal(i)	(23,541)	—	—	(23,541)
As of December 31, 2025	1,557,385	1,691,080	3,223,997	6,472,462

Accumulated impairment
As of December 31, 2023	(1,008,553)	(597,286)	(16,192)	(1,622,031)
Impairment	(68,920)	(29,276)	—	(98,196)
Disposal	1,644	—	—	1,644
As of December 31, 2024	(1,075,829)	(626,562)	(16,192)	(1,718,583)
Impairment (ii)	(31,808)	(84,524)	—	(116,332)
Disposal	22,813	—	—	22,813
As of December 31, 2025	(1,084,824)	(711,086)	(16,192)	(1,812,102)

Net carrying value
As of December 31, 2023	555,208	1,093,794	3,207,805	4,856,807
As of December 31, 2024	505,097	1,064,518	3,207,805	4,777,420
As of December 31, 2025	472,561	979,994	3,207,805	4,660,360
(i)

During the year ended December 31, 2025, the Group disposed of several local real estate agency companies, which were primarily engaged in existing home transaction services in multiple cities, and RMB23.5 million of goodwill was derecognized.

(ii)

The Group performed goodwill impairment assessments for all its reporting units as of December 31, 2025, and weighed the relevant qualitative factors and quantitative assessment results in totality. As the actual financial performance of certain reporting units did not meet prior forecasted expectations due to unfavorable local market conditions, RMB116.3 million goodwill impairment loss was recorded, including RMB31.8 million related to reporting units within the existing home transaction services segment and RMB84.5 million related to reporting units within the new home transaction services segment.